UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments	FMC Select Fund

January 31, 2018	(Unaudited)

	Shares	Value (000)
Common Stock (96.1%)
Banks (4.1%)
Wells Fargo	140,000	$9,209

Basic Industry (6.7%)
Honeywell International	95,000	15,169

Chemicals (2.9%)
PPG Industries	55,000	6,530

Construction Materials (2.2%)
Martin Marietta Materials	22,000	5,020

Consumer Products (7.4%)
Autozone*	9,500	7,272
Reckitt Benckiser Group(A)	98,000	9,481

		16,753

Food & Beverage (12.2%)
Anheuser-Busch InBev ADR	55,000	6,241
Dunkin’ Brands Group	130,000	8,405
Nestle ADR	74,000	6,394
Yum! Brands	80,000	6,767

		27,807

Health Care (14.9%)
CVS Health	89,400	7,035
Danaher	120,000	12,153
Johnson & Johnson	106,000	14,648

		33,836

Internet Software & Services (2.6%)
Facebook, Cl A*	32,000	5,980

Miscellaneous (16.2%)
Berkshire Hathaway, Cl B*	81,550	17,483
Brookfield Asset Management, Cl A	280,000	11,723
Onex	102,000	7,626

		36,832

Services (14.1%)
Aramark	250,000	11,453
KAR Auction Services	215,000	11,726
Service Corporation International	224,200	8,961

		32,140

Technology (12.9%)
Alphabet, Cl A*	12,900	15,250
Apple	84,500	14,148

		29,398

Total Common Stock
(Cost $100,384)		218,674

Schedule of Investments	FMC Select Fund

January 31, 2018	(Unaudited)

	Shares	Value (000)
Short-Term Investment (4.0%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 1.200%(B)
(Cost $9,072)	9,071,752	$9,072

Total Investments (100.1%)
(Cost $109,456)		$227,746

Percentages are based on Net Assets (in thousands) of $227,513.

*	Non-income producing security.
(A)	Security is traded on a foreign stock exchange
(B)	The rate shown is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the investments for the Fund were Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018